INTEREST AND OTHER FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTEREST AND OTHER FINANCE COSTS
Interest	$ 456.2	$ 563.6
Termination of hedged arrangements	30.5	17.2
Amortization of deferred financing costs	33.6	22.7
Accretion of landfill closure and post-closure obligations	53.9	41.5
Other finance costs	21.0	20.8
Interest and other finance costs	$ 595.2	$ 665.8